PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
Depreciation	$ 358,672
Depreciation	$ 18,717